EARNINGS PER SHARE (Tables)	12 Months Ended
Jan. 31, 2024
Earnings Per Share [Abstract]
Schedule of reconciliation for calculation of basic and diluted earnings per share [Table Text Block]
	2024	2023
Net income (loss) from continuing operations after income taxes	$(3,223,468)	$1,381,540
Net loss from discontinued operations after income taxes	$(81,817)	$(1,088,329)
Net income (loss)	$(3,305,285)	$293,211

Weighted average number of common shares outstanding	120,047,814	120,047,814
Dilutive effect of warrants and stock options outstanding	2,833,093	2,833,093
Diluted weighted average number of common shares outstanding	122,880,907	122,880,907

Basic income (loss) per share, continuing operations	$(0.03)	$0.01
Diluted income (loss) per share, continuing operations	$(0.03)	$0.01

Basic loss per share, discontinued operations	$(0.00)	$(0.01)
Diluted loss per share, discontinued operations	$(0.00)	$(0.01)

Basic income (loss) per share	$(0.03)	$0.00
Diluted income (loss) per share	$(0.03)	$0.00